Time charter revenues and related contract balances - Additional Information (Details)	9 Months Ended
Sep. 30, 2019
Hoegh LNG FRSU III Ltd [Member]
Business Combinations Charter Out One Vessel To Pre defined Hire Rate	90.00%
Hoegh Gallant [Member]
Lease Expiration Year	2020
Lease Expiration Term	5 years
PGN FSRU Lampung [Member]
Lease Expiration Year	2034
Lease Expiration Term	20 years
Hoegh Grace [Member]
Lease Expiration Year	2036
Lease Expiration Term	20 years
Non Cancellable Lease Expiration Term	10 years
Hoegh LNG FSRU IV Ltd [Member]
Lease Initial Term	20 years
Hoegh LNG FSRU IV Ltd [Member] | Maximum [Member]
Lease Expiration Term	15 years
Hoegh LNG FSRU IV Ltd [Member] | Minimum [Member]
Lease Expiration Term	10 years